The Stockback Mutual Fund
Managed by Merrill Lynch Investment Managers
Fiscal Year 2001


Portfolio Objective
The Stockback Fund (Fund) is a diversified equity fund. In selecting stocks for the Fund, Merrill Lynch Investment Managers uses quantitative techniques to seek to create a diversified portfolio of stocks issued by large capitalization companies. The Fund may also invest in publicly traded common stock issued by each of the merchants featured in Stockback.com (or, where the merchant itself is not publicly traded, in the publicly traded parent company of that merchant).

Fiscal Year 2000 Investment Adviser Summary
The portfolio was launched on August 15, 2000 with the purchase of approximately 225 securities, of which 24 were merchants featured in Stockback.com. 22 of these stocks were current members of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The portfolio returned for the calendar year 2001 -12.6 % versus the S&P 500 Index's total return of -11.89%. The year 2001 represented the second consecutive year whereby S&P 500 index posted a negative return with the Index falling a total of 321.16 points over the past 2 years. This past year delivered the S&P 500 Index its worst total return overall since 1981. The bear market entered into by the Technology sector in early 2000 never fully recovered in 2001 and directly impacted the performance of the S&P 500 Index. During 2001, the Index lost 172.2 points or -13.2% with Information Technology impacting the index by more than double of any other sector. Technology stocks took a net of 76 points away which were mainly led by Cisco, which fell by 52.7% and pulled the index down by approximately 16 points, Microsoft, which pushed the index back up by 14 points, EMC, taking 13 points and IBM, returning 7 points to the index. As witnessed by the extreme volatility of individual names within the Technology sector, the sector experienced flip-flops throughout all four quarters. As a global economic downturn sharply reduced levels of corporate earning early in the year, tech stock valuations took a hit with the tech-heavy Nasdaq 100 Index posting a return of -32.8% for the 1st quarter. It returned +16.3% in the 2nd quarter yet was not enough to recoup the losses seen in the prior quarter. With the tragedy of September 11th late in the 3rd quarter, tech stocks took another large hit with Nasdaq losing -36.2% and caused major indexes to reach their lowest levels since October of 1998 upon the reopening of the stock market on September 17th. Aside from Technology, Financials were the second largest detractor from the S&P 500 with it taking away net 25 points from the Index. The only sector to actually add to the index in 2001 was Consumer Discretionary, which, largely as a result of retailing stocks was able to add 6 points to the Index. With all sectors "in the red" for the 3rd quarter, a significant rebound was seen in the 4th quarter with the S&P 500 Index closing up 107.15 points at 1148.09. This impressive 4th quarter rally can be attributed to the promise of fiscal stimulus from the Federal Reserve Board's cutting of interest rates 11 consecutive times bringing the December 6th fed funds rate to a 40-year low of 1.75%. In addition to the Fed's quick and bold response to anticipate and stave off a deep and prolonged downturn, investor's optimism of an economic recovery and opportunities to "buy-in" at low prices also greatly contributed to the recovery.




The Stockback Fund
PORTFOLIO OF INVESTMENTS
December 31, 2001
-------------------------------------------------------------------------------------------------------------------------------

Company                                                               Shares                        Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  - 99.12%

Aerospace & Air Transport - 1.75%
Honeywell International Inc.                                                       77            $                       2,604
Lockheed Martin Corp.                                                              46                                    2,147
Northrop Grumman Corp.                                                             26                                    2,621
United Technologies Corp.                                                          43                                    2,778
                                                                                                   ----------------------------
                                                                                                                        10,150
                                                                                                   ----------------------------

Airlines - 0.03%
Delta Airlines, Inc.                                                                5                                      146
                                                                                                   ----------------------------
                                                                                                                           146
                                                                                                   ----------------------------

Audio - 0.40%
Sony Corp. - ADR                                                                   51                                    2,300
                                                                                                   ----------------------------
                                                                                                                         2,300
                                                                                                   ----------------------------

Autos - Auto Parts - 0.77%
Ford Motors Corp.                                                                  92                                    1,446
General Motors Corp.                                                               62                                    3,013
                                                                                                   ----------------------------
                                                                                                                         4,459
                                                                                                   ----------------------------

Banking - 7.37%
Bank of America Corp.                                                             127                                    7,995
Bank One Corp.                                                                     58                                    2,265
Citigroup Inc.                                                                    293                                   14,791
Fifth Third Bancorp                                                                50                                    3,067
FleetBoston Financial Corp.                                                        97                                    3,541
Mellon Financial Corp.                                                              7                                      263
Paychex Inc.                                                                       24                                      836
State Street Boston Corp.                                                          36                                    1,881
The Bank of New York Co. Inc.                                                      26                                    1,061
Wachovia Corp.                                                                     45                                    1,411
Wells Fargo & Co.                                                                 132                                    5,734
                                                                                                   ----------------------------
                                                                                                                        42,845
                                                                                                   ----------------------------

Bio-Technology - 1.27%
Amgen Inc. *                                                                       92                                    5,192
Biogen Inc. *                                                                      38                                    2,179
                                                                                                   ----------------------------
                                                                                                                         7,371
                                                                                                   ----------------------------

Buildings & Forest Products - 0.76%
International Paper Co.                                                            50                                    2,018
Kimberly-Clark Corp.                                                               37                                    2,213
Lowe's Companies, Inc.                                                              2                                       93
Masco Corp.                                                                         3                                       74
                                                                                                   ----------------------------
                                                                                                                         4,398
                                                                                                   ----------------------------

Chemicals - 1.45%
Dow Chemical Co.                                                                   96                                    3,243
Du Pont (E.I.) de Nemours & Co.                                                    57                                    2,423
Pharmacia  Corp.                                                                   65                                    2,772
                                                                                                   ----------------------------
                                                                                                                         8,438
                                                                                                   ----------------------------

Computers & Office Equipment - 13.34%
Adobe Systems Inc.                                                                 30                                      932
Apple Computer Inc. *                                                              57                                    1,248
BMC Software Inc.                                                                  12                                      196
Broadvision Inc. *                                                                 17                                       47
Cisco Systems Inc. *                                                              302                                    5,469
Citrix *                                                                           64                                    1,450
Compaq Computers Corp.                                                             71                                      693
Computer Associates International Inc.                                             22                                      759
Comverse Technology Inc. *                                                         27                                      604
Creative Technology Ltd.                                                           77                                      631
Dell Computers Corp. *                                                            291                                    7,909
Electronic Data Systems Corp.                                                      58                                    3,976
EMC Corp-Mass *                                                                    81                                    1,089
Fiserv Inc. *                                                                      21                                      889
Garden.com Inc. *                                                                  59                                        1
Handspring Inc. *                                                                  44                                      297
Hewlett Packard Co.                                                                82                                    1,684
Intel Corp.                                                                       325                                   10,221
International Business Machines Corp.                                              76                                    9,193
Intuit Inc. *                                                                       5                                      214
LSI Logic Corp. *                                                                   7                                      110
McData Corp. *                                                                      2                                       49
Mercury Interactive Corp. *                                                        22                                      748
Microsoft Corp. *                                                                 282                                   18,682
Network Appliance Inc. *                                                           14                                      306
Oracle Corp. *                                                                    212                                    2,928
PeopleSoft *                                                                       32                                    1,286
Siebel Systems Inc. *                                                              79                                    2,210
Sun Microsystems Inc. *                                                           271                                    3,333
Xerox Corp.                                                                         6                                       63
Yahoo Inc. *                                                                       21                                      373
                                                                                                   ----------------------------
                                                                                                                        77,590
                                                                                                   ----------------------------

Construction - 0.04%
Caterpillar Inc.                                                                    5                                      261
                                                                                                   ----------------------------
                                                                                                                           261
                                                                                                   ----------------------------

Consumer Products - 1.13%
Coca Cola Co.                                                                     140                                    6,601
                                                                                                   ----------------------------
                                                                                                                         6,601
                                                                                                   ----------------------------

Data Services - 0.77%
Automatic Data Processing                                                          13                                      766
First Data Corp.                                                                   47                                    3,687
                                                                                                   ----------------------------
                                                                                                                         4,453
                                                                                                   ----------------------------

Diversified Operations -  Consumer Services - 0.07%
Vivendi Universal - ADR                                                             8                                      430
                                                                                                   ----------------------------
                                                                                                                           430
                                                                                                   ----------------------------

Electronics - Electrical - 6.82%
Advanced Micro Devices *                                                           30                                      476
Agilent Technologies Inc. *                                                         7                                      200
Altera Corp. *                                                                     38                                      806
Analog Devices Inc. *                                                               6                                      266
Applied Materials Inc. *                                                           41                                    1,644
Applied Micro Circuits Corp. *                                                     13                                      147
Broadcom Corp. - ADR *                                                              8                                      327
Calpine Corp. *                                                                    36                                      604
Concord EFS Inc. - ADR *                                                           80                                    2,622
Emerson Electric Co.                                                               18                                    1,028
General Electric Co.                                                              528                                   21,161
Maxim Integrated Products *                                                        18                                      945
Micron Technology Inc. *                                                           28                                      868
Motorola Inc.                                                                      82                                    1,232
Novellus Systems Inc. *                                                            44                                    1,736
Power-One Inc. *                                                                    9                                       94
QLogic Corp. *                                                                     35                                    1,558
Sanmina Corp. *                                                                    30                                      597
Solectron Corp. *                                                                  12                                      135
Texas Instruments Inc.                                                             59                                    1,652
Vitesse Semiconductor Corp. *                                                       6                                       75
Xilinx Inc. *                                                                      39                                    1,523
                                                                                                   ----------------------------
                                                                                                                        39,696
                                                                                                   ----------------------------

Energy - 0.29%
Dynegy Inc.                                                                        55                                    1,403
Mirant Corp.                                                                       18                                      288
                                                                                                   ----------------------------
                                                                                                                         1,691
                                                                                                   ----------------------------

Finance - Financial Services - 6.44%
American Express Co.                                                               72                                    2,570
Bear Stearns Companies Inc.                                                        20                                    1,173
Capital One Financial                                                              46                                    2,482
Charles Schwab Corp.                                                               31                                      480
Federal Home Loan Mortgage Company                                                 64                                    4,186
Federal National Mortgage Association                                              84                                    6,678
Household International, Inc.                                                      28                                    1,622
JP Morgan Chase & Co.                                                             172                                    6,252
Lehman Brothers Holdings Inc.                                                      35                                    2,338
Morgan Stanley Dean Witter & Co.                                                   64                                    3,580
Northern Trust Corp.                                                                5                                      301
Providian Financial Corp.                                                          42                                      149
Regions Financial Corp.                                                            76                                    2,275
Washington Mutual Inc.                                                            103                                    3,367
                                                                                                   ----------------------------
                                                                                                                        37,453
                                                                                                   ----------------------------

Food, Beverages, Tobacco - 5.04%
Anheuser Busch Companies Inc.                                                      14                                      633
General Mills Inc.                                                                 67                                    3,485
Hershey Foods Corp.                                                                39                                    2,640
McDonalds Corp.                                                                   100                                    2,647
Pepsico Inc.                                                                      138                                    6,719
Philip Morris Companies                                                           150                                    6,878
Safeway Inc. *                                                                     38                                    1,587
Starbucks Corp. *                                                                  10                                      191
UST Inc.                                                                           73                                    2,555
Wm. Wrigley Jr. Co.                                                                39                                    2,003
                                                                                                   ----------------------------
                                                                                                                        29,338
                                                                                                   ----------------------------

Health Care - 6.88%
Abbott Laboratories                                                                78                                    4,349
Baxter International Inc.                                                          82                                    4,398
Cardinal Health Inc.                                                                7                                      453
Guidant Corp.                                                                      34                                    1,693
HCA - Healthcare Co.                                                               25                                      964
Johnson & Johnson                                                                 209                                   12,352
Medimmune Inc. *                                                                   19                                      881
Medtronic Inc.                                                                     34                                    1,741
Procter & Gamble Co.                                                              102                                    8,071
Tenet Healthcare Corp. *                                                           17                                      998
United Health Group *                                                              53                                    3,751
Wellpoint Health Networks *                                                         3                                      351
                                                                                                   ----------------------------
                                                                                                                        40,002
                                                                                                   ----------------------------

Insurance - 3.86%
Allstate Co.                                                                       60                                    2,022
American International Group                                                      156                                   12,387
Cigna Corp.                                                                        17                                    1,575
Hartford Financial Services Group                                                  16                                    1,005
Marsh & McLennan Companies, Inc.                                                   10                                    1,075
The Chubb Corp.                                                                    23                                    1,587
XL Capital Ltd.                                                                    31                                    2,832
                                                                                                   ----------------------------
                                                                                                                        22,483
                                                                                                   ----------------------------

Leisure Time - 1.72%
Disney (Walt) Co.                                                                 196                                    4,061
Gillette Co.                                                                       53                                    1,770
Mattel Inc.                                                                        27                                      464
Starwood Hotels & Resorts                                                           2                                       60
Viacom Inc. Class B *                                                              83                                    3,664
                                                                                                   ----------------------------
                                                                                                                        10,019
                                                                                                   ----------------------------

Manufacturing - 3.17%
Boeing Co.                                                                         55                                    2,133
Colgate Palmolive Co.                                                              14                                      809
Corning Inc.                                                                       35                                      312
Eastman Kodak Co.                                                                  34                                    1,001
Minnesota Mining & Manufacturing Co.                                               44                                    5,201
Tyco International Ltd.                                                           153                                    9,012
                                                                                                   ----------------------------
                                                                                                                        18,468
                                                                                                   ----------------------------

Media - 0.79%
Clear Channel Communications *                                                     20                                    1,018
Comcast Corp. *                                                                    61                                    2,196
Gannett Co., Inc.                                                                   3                                      202
Omnicom Group Inc.                                                                  6                                      536
The McGraw-Hill Companies, Inc.                                                    11                                      671
                                                                                                   ----------------------------
                                                                                                                         4,623
                                                                                                   ----------------------------

Metals Nonferrous - 0.47%
Alcan Aluminum Ltd.                                                                11                                      395
Alcoa Inc.                                                                         61                                    2,169
Barrick Gold Corp.                                                                 11                                      175
                                                                                                   ----------------------------
                                                                                                                         2,739
                                                                                                   ----------------------------

Oil & Oil-Gas Drilling - 6.95%
Anadarko Petroleum Corp.                                                           20                                    1,137
Apache Corp.                                                                        3                                      165
Burlington Resources Inc.                                                          10                                      375
Chevron Texaco Corp.                                                               93                                    8,334
El Paso Corp.                                                                      20                                      892
Exxon Mobil Corp.                                                                 441                                   17,330
Halliburton Co.                                                                    63                                      825
JDS Uniphase  Corp. *                                                              47                                      408
Phillips Petroleum Co.                                                             39                                    2,350
Royal Dutch Petroleum Co. *                                                       111                                    5,441
Schlumberger Ltd.                                                                  38                                    2,088
The Williams Companies, Inc.                                                       13                                      332
Transocean Sedco Forex Inc.                                                        22                                      744
                                                                                                   ----------------------------
                                                                                                                        40,421
                                                                                                   ----------------------------

Pharmaceuticals - 7.05%
American Home Products Corp.                                                       54                                    3,313
Applied Biosytems Group - Applera Corp.                                             6                                      236
Bristol Myers Squibb Co.                                                          152                                    7,752
King Pharmaceutical Inc. *                                                         10                                      421
Lilly Eli & Co.                                                                    92                                    7,226
Merck & Company Inc.                                                              108                                    6,350
Pfizer Inc.                                                                       310                                   12,354
Schering-Plough Corp.                                                              85                                    3,044
Zimmer Holdings, Inc. *                                                            10                                      305
                                                                                                   ----------------------------
                                                                                                                        41,001
                                                                                                   ----------------------------

Railroads - Trucking - Coal - 0.14%
Burlington Northern Santa Fe Corp.                                                  3                                       86
Union Pacific Corp.                                                                13                                      741
                                                                                                   ----------------------------
                                                                                                                           827
                                                                                                   ----------------------------

Real Estate Investment Trusts - 0.34%
Equity Office Properties Trust                                                     65                                    1,955
                                                                                                   ----------------------------
                                                                                                                         1,955
                                                                                                   ----------------------------

Recreational Products and Services - 0.14%
World Wrestling Federation Entertainment *                                         64                                      842
                                                                                                   ----------------------------
                                                                                                                           842
                                                                                                   ----------------------------

Retailing - 9.22%
Ashford Inc. *                                                                     87                                       23
Barnes & Noble Inc. *                                                              51                                       79
Big Lots Inc. *                                                                   117                                    1,217
Books-a-Million Inc. *                                                             92                                      279
Costco Wholesale Corp. *                                                           87                                    3,861
CVS Corp.                                                                          87                                    2,575
E Universe Inc. *                                                                  84                                      461
Fossil Inc. *                                                                      57                                    1,197
Gap Inc.                                                                           36                                      502
Getty Images Inc. *                                                                59                                    1,356
Hollywood Media Corp. *                                                            27                                      178
Home Depot, Inc.                                                                  110                                    5,611
iGo.com Inc. *                                                                     94                                       44
Iprint.com Inc. *                                                                 121                                       27
Jos A Bank Clothiers Inc. *                                                        38                                      269
Lands' End Inc. *                                                                  47                                    2,358
Marks & Spencer PLC - ADR                                                         156                                    4,972
Martha Stewart Living Omnimedia, Inc. *                                            45                                      740
Nordstrom Inc.                                                                     90                                    1,821
OfficeMax Inc. *                                                                  273                                    1,229
PC Connection Inc. *                                                               64                                      949
Sears Roebuck & Co.                                                                 2                                       95
Sharper Image Corp. *                                                              46                                      541
Spiegel Inc.                                                                       65                                      296
Sport Chalet Inc. *                                                                45                                      428
Staples Inc. *                                                                      7                                      131
Target Corp.                                                                       15                                      616
The Sports Authority, Inc. *                                                      156                                      889
Toys R Us Inc. *                                                                  158                                    3,277
USA Networks Inc. *                                                               136                                    3,714
Walgreen Co.                                                                        7                                      236
Walmart Stores Inc.                                                               237                                   13,639
Winstar Communications Inc. *                                                     119                                        2
                                                                                                   ----------------------------
                                                                                                                        53,612
                                                                                                   ----------------------------

Technology - 2.33%
AOL Time Warner *                                                                 206                                    6,613
Avaya  Inc. *                                                                       6                                       73
KLA - Tencor  Corp. *                                                              41                                    2,032
Linear Technology Inc.                                                             20                                      781
Palm Inc. *                                                                       161                                      625
Teradyne Inc. *                                                                    23                                      693
Veritas Software Co. *                                                             61                                    2,735
                                                                                                   ----------------------------
                                                                                                                        13,552
                                                                                                   ----------------------------

Telecommunications - 6.29%
ADC Telecommunications Inc. *                                                      49                                      225
AT&T Corp.                                                                        230                                    4,172
AT&T Wireless Group *                                                              74                                    1,063
Bell South Corp.                                                                   89                                    3,395
Ciena Corp. *                                                                      98                                    1,402
Global Crossing Ltd. *                                                             17                                       14
Lucent Technologies Inc.                                                          117                                      736
Nextel Communications Inc.*                                                        73                                      800
Nortel Networks Corp.                                                              92                                      690
Qualcomm Inc. *                                                                    67                                    3,384
Qwest Communications                                                               54                                      763
SBC Communications Inc.                                                           160                                    6,267
Sprint Corp. (Fon Group)                                                           18                                      361
Sprint Corp. (PCS Group)  *                                                         4                                       98
Tellabs Inc. *                                                                     40                                      598
Verizon Communications Inc.                                                       198                                    9,397
Williams Communications Group                                                      10                                       24
Worldcom - MCI Group                                                                8                                      102
Worldcom Group *                                                                  221                                    3,112
                                                                                                   ----------------------------
                                                                                                                        36,603
                                                                                                   ----------------------------

Utilities - Electric - 1.92%
Dominion Resources Inc.                                                            14                                      841
Duke Energy Corp.                                                                  86                                    3,376
Exelon Corp.                                                                       73                                    3,495
FPL Group Inc.                                                                     19                                    1,072
PG&E Corp.                                                                         42                                      808
Reliant Energy Inc.                                                                14                                      371
Southern Co.                                                                       47                                    1,191
                                                                                                   ----------------------------
                                                                                                                        11,154
                                                                                                   ----------------------------

Utilities - Other - 0.11%
AES Corp. *                                                                        40                                      654
                                                                                                   ----------------------------
                                                                                                                           654
                                                                                                   ----------------------------


 Total Common Stocks -99.12%
                                                                                                   ----------------------------
(cost $677,744)                                                                                                        576,576
                                                                                                   ----------------------------

Total Investments - 99.12%
(cost $677,744)                                                                                                        576,576
Other assets less liabilities - 0.88%                                                                                    5,134
                                                                                                   ----------------------------
NET ASSETS - 100%                                                                                $                     581,710
                                                                                                   ----------------------------


* Denotes non-income producing security.


See notes to financial statements.




The Stockback Fund
STATEMENT OF ASSETS AND LIABILITIES
Year Ended December 31,                                                                                2001
--------------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities, at value (cost $677,744)                        $                      576,576
Cash                                                                                               10,813
Prepaid Insurance                                                                                   7,454
Due from investment adviser                                                                        82,794
Dividends and interest receivable                                                                     656
                                                                                            ------------------

     Total assets                                                                                 678,293
                                                                                            ------------------

LIABILITIES
 Accounts payable and Accrued expenses
    Professional fees                                                                              49,124
    Custody                                                                                        15,583
    Fund accounting                                                                                12,500
    Transfer agent                                                                                 19,376
Total liabilities                                                                            -----------------
                                                                                                   96,583

NET ASSETS                                                                 $                      581,710
                                                                                            ==================

NET ASSETS CONSIST OF:
  Undistributed net investment income                                      $                          240
  Net unrealized depreciation                                                                    (101,168)
  Accumulated net realized loss                                                                   (25,550)
  Paid in Capital                                                                                 708,188
                                                                                           -------------------
     Net assets                                                            $                      581,710
                                                                                            ==================

NET ASSET VALUE AND SUBSCRIPTION PRICE PER SHARE*
  ($581,710 / 382,163 shares outstanding)                                  $                         1.52
                                                                                            ------------------


 * Redemption price varies by length of time shares are held.

 See notes to financial statements.






The Stockback Fund
STATEMENT OF OPERATIONS
Year Ended December 31,                                                             2001
--------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                $                6,990
  Interest                                                                                    686
                                                                           -----------------------
    Total Income                                                                            7,676
                                                                           -----------------------

EXPENSES
 Administrative fee  (Note 3)                                                               1,361
 Advisory fee (Note 3)                                                                      2,994
 Fund accounting                                                                           81,148
 Custody                                                                                   74,746
 Professional fees                                                                        112,420
 Transfer agency                                                                          110,377
 Trustees fees                                                                             37,500
 Insurance expense                                                                         25,291
 Other expense                                                                             18,680
                                                                           -----------------------
    Total Expenses                                                                        464,517
    Less: expenses reimbursed (See Note 3)                                               (459,346)
                                                                           -----------------------
    Net Expenses                                                                            5,171
                                                                           -----------------------
        Net investment income                                                               2,505
                                                                           -----------------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments                                                        (25,512)
 Net change in unrealized depreciation on investments                                    (49,006)
                                                                           -----------------------
        Net realized and unrealized loss on investments                                  (74,518)
                                                                           -----------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            (72,013)
                                                                           =======================


 See notes to financial statements.

The Stockback Fund
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the Period
                                                                                                                 August 14, 2000 (1)
                                                                                  Year Ended                           through
                                                                               December 31, 2001                  December 31, 2000
                                                                          ----------------------------         ---------------------
Per Share Operating Performance (For a share
   outstanding throughout the period):

  Net asset value, beginning of period                                             $1.74                              $2.00
                                                                          ----------------------------         ---------------------

  Net investment income                                                             0.01 (a)                           0.00

  Net realized and unrealized loss on investment                                   (0.22)                             (0.26)
                                                                          ----------------------------         ---------------------

  Total from investment operations                                                 (0.21)                             (0.26)

  Less: Distributions to shareholders                                              (0.01) (a)                          0.00
                                                                          ----------------------------         ---------------------

  Net asset value, end of  year                                                    $1.52                              $1.74
                                                                          ============================         =====================

  Total Return                                                                    (12.26%)                           (12.89%)

Supplemental Data
Net assets, end of period (in 000's)                                                 582                                467
Ratio to average net assets
Expense net of reimbursement                                                        0.95%                              0.95%
Expenses without reimbursement                                                     85.36%                            165.87%
Net investment income                                                               0.46%                              0.63%
Portfolio turnover rate                                                            36.51%                              0.66%

(1) Commencement of operations of the Fund
(a) Actual net investment income and distributions to shareholders are less than $.007.


The Stockback Fund
STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the Period
                                                                                                               August 14, 2000 (1)
                                                                                             Year Ended              through
                                                                                          December 31, 2001     December 31, 2000
                                                                                      ----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                                    $                       2,505                   767
  Net realized loss on investments                                                               (25,512)                  (38)
  Net change in unrealized depreciation on investments                                           (49,006)              (52,162)
                                                                                      ----------------------------------------------

     Net decrease in net assets resulting from operations                                        (72,013)               (51,433)

Distributions to shareholders from net investment income
    (See Note 5)                                                                                  (2,500)                  (532)

Capital share transactions (See Note 2)                                                          188,942                269,246
                                                                                      ----------------------------------------------

     Net increase in net assets                                                                  114,429                217,281

NET ASSETS

  Beginning of period                                                                            467,281                250,000
                                                                                      ----------------------------------------------

   End of period (Including undistributed net investment
    income of $240 and $235, respectively)
                                                                           $                     581,710               467,281
                                                                                      ==============================================

  (1) Commencement of operations of the Fund

  See notes to financial statements.





Stockback Fund
Annual Report
December 31, 2001

Note 1 - Organization and Significant Accounting Policies

The Stockback Fund (the "Fund") is a separate, diversified series of The Stockback Trust (the "Company") which is a no-load, open end investment company registered under the Investment Company Act of 1940. The Fund's investment objective is to provide long-term capital appreciation. The Fund commenced operations on August 14, 2000, having no activity prior to that date other than organization matters and the sale of 125,000 shares of its stock to Stockback Holdings, Inc. for $250,000.

The Fund is available to members of the Consumer Stock Ownership Program (the "Program") sponsored by Stockback Capital, LLC. This program is available through a web site, www.stockback.com, which allows consumers to directly access the web sites of providers of goods and services that participate in the Program.

The following summarizes the Fund's significant policies.

Valuation of Investment

Investments are carried at value. Securities listed or traded on any domestic or foreign securities exchanges are valued at the last sale price on the exchange on which the security is traded or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Short-term debt securities with maturity of 60 days or less are generally valued on an amortized cost basis.

Securities Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains or losses on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis.

Taxes

The Fund has elected to qualify and intends to remain qualified as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income excise tax provision is required.

Dividends and Distributions to Shareholders

The Fund distributes each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of cash or additional shares of the Fund at net asset value on the ex-dividend date. Such distributions, determined in conformity with income tax regulations, are recorded on the ex-dividend date. Currently, the Fund's policy is to distribute net investment income and net capital gains once a year. This policy is, however, subject to change at any time by the Fund's Board of Trustees.

Use of Estimates

The preparation of these financial statements is in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

Note 2 - Capital Share Transactions

Transactions in the Fund's shares were as follows:

                                                                                    For the Period
                            Year Ended December 31, 2001                                       August 14, 2000 (1) through
                                                                                               ---------------------------
                                                                                                    December 31, 2000

                                     Shares                      Amount                    Shares                    Amount

Shares sold                          139,366                    $ 229,245                 144,445                  $ 271,886

Shares Issues in
Reinvestment of                        1,684                        2,500                     315                        532
distributions


Shares redeemed                      (26,882)                   $ (42,803)                 (1,765)                  $ (3,172)
                                    --------                   ----------                 -------                  ---------


Net increase                         114,168                    $ 188,942                 142,995                  $ 269,246
                                     -------                    ---------                 -------                  ---------
(1) Commencement of operations of the Fund


Note 3 - Transaction with Affiliates and Related Parties

Stockback Advisers, LLC (the "Adviser"), a wholly-owned subsidiary of Stockback LLC, (formerly Stockback.com, LLC) provides investment advisory services to the Fund and is responsible for managing the Fund's investments and for providing various administrative services to the Fund subject to the overall supervision of the Fund's Board of Trustees. As compensation for investment advisory services to the Fund, the Adviser is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fees and has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.95% of the Fund's average daily net assets. Expenses of the Fund were reduced by $ 459,346 for the period ended December 31, 2001, as a result of the agreement. This waiver will terminate December 31, 2002.

In addition, the Trust and the Adviser have entered into an Administrative Services Agreement, amended as of May 1, 2001, pursuant to which the Adviser has agreed to perform certain administrative services for the Fund as well as to pay all expenses of the Fund other than the Fund's advisory fee, the Adviser's compensation under the Administrative Services Agreement, and that portion of the Fund's other operating expenses that exceed on an annualized basis 0.70% of the Fund's average daily net assets. The Fund has agreed to pay the Adviser an annual fee equal to 0.25% of the Fund's average daily net assets under the Administrative Services Agreement.

Stockback Capital, LLC (the "Distributor"), a wholly owned subsidiary of Stockback LLC, (formerly Stockback.com, LLC) is the distributor of the Fund's shares. The Fund charges a redemption fee of 2% on the redemption of shares held for less than 365 days and 1% on the redemption of shares held more than 364 days but less than two years. For the year ending December 31, 2001 the Fund did not charge any redemption fees.

The Adviser has entered into a three year investment sub-advisory agreement with Merrill Lynch Investment Managers, L.P., ("Merrill") whereby the Adviser pays Merrill an annual management fee, in arrears, which is the greater of $25,000 or ..30% of the Fund's average daily net assets for the first year of the contract ending July 6, 2001, $50,000 or .30% of the Fund's average daily net assets for the second year of the contract ending July 6, 2002 plus additional payments at the start of the third year of the contract.

Certain officers of the Fund are also officers or directors of Stockback Advisers, LLC and/or Stockback Capital, LLC, the Fund's investment adviser and registered broker-dealer, respectively.

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer of $6,250 plus $1,500 for each Board of Trustees meeting attended in person or $750 for each meeting attended telephonically, plus reimbursement of actual expenses.

Note 4 - Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001 aggregated $424,000 and $192,083 respectively.

At December 31, 2001 the cost of investments for federal income tax purposes is $696,086. Net unrealized depreciation of $119,510 was comprised of gross unrealized appreciation of $29,267 and gross unrealized depreciation of
$148,777. The difference between book basis and tax basis unrealized depreciation is attributed to the deferral of losses on wash sales.

At December 31, 2001, the amount of distributable earnings on a tax basis (excluding unrealized depreciation which is disclosed above) was $363 of undistributed ordinary income. In addition to the effect of the deferral of losses on wash sales, the difference between book basis and tax basis components of distributable earnings related to capital losses realized after October 31, 2001, which were deferred for tax purposes to the first day of the following fiscal year.

The Distributor has advanced funds on behalf of the participating merchants, which has enabled stockholders purchasing shares, using the participating merchants rebates, to purchase their shares on a timely basis. At December 31, 2001, the Distributor had advanced approximately $66,887 with respect to participating merchants.

Related parties of the fund include Stockback Holdings, Inc. which owns 33% and three of the seven Trustees and Officers of the fund who hold 29% of the outstanding shares of the Fund as of December 31, 2001.

Note 5 - Distribution to Shareholders

On December 05, 2001, a distribution from investment income of $.007 per share was declared. The dividends were paid on December 13, 2001, to shareholders of record on December 12, 2001. The total distribution amounted to $2,500, and was considered ordinary income for tax purposes.

Note 6 - Going Concern

The ability of the Fund to continue operating, assuming that the Fund's current level of assets does not increase substantially, may depend upon the financial support, operational support and services of the Advisor. The ability of the Advisor to continue operating in the upcoming year is, in turn, dependent on the financial and operational support of the advisor's parents and/or affiliates, as to which there can be no assurance. The potential inability or unwillingness of the Advisor, it's parent and/or affiliates to provide continued business, financial and operational support raises substantial doubt about the Fund's ability to continue to operate.


The Statement of Additional Information (SAI) includes additional information about the Fund Directors and Trustees and is available, without charge, upon request. You may call toll free 1-866-922-SAVE (1 866-922-7283) to request the SAI.

Information about Trustees and Officers

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below.


Name, Age and Address                Position(s) Held  Term of Office    Principal Occupation(s)          Number of    Other
                                      with Fund        and Length of     During past 5 years              Portfolios   Directorships
                                                        Time Served                                       in Fund      Held by
                                                                                                          Complex      Director
                                                                                                          Overseen by
                                                                                                          Director
NON-INTERESTED
TRUSTEES: 1

George Green, 63,  959 Eighth Avenue,    Trustee        July 2000 to     President, Hearst Magazines       One          None
#417  New York, NY 10019                                present          International


Doug Hitchner, 41,  Odyssey Investment   Trustee        July 2000 to     Odyssey   Investment              One          None
Partners  280 Park Avenue New York, NY                  present          Partners,  a private
10017                                                                    investment     firm,
                                                                         from     1998     to
                                                                         Present;  Investment
                                                                         Banker,      Goldman
                                                                         Sachs   &   Company,
                                                                         from  March  1996 to
                                                                         January 1998.


Milind Rao, 41 , 11 Broadway - 17th      Trustee        July 2000 to     Academic                           One          None
Floor, New York, NY                                     present          (Professor), January
10004                                                                    2002              to
                                                                         Present;Associate
                                                                         Professor,  Columbia
                                                                         University,     from
                                                                         January    1998   to
                                                                         December       2001;
                                                                         Associate Professor,
                                                                         Colgate  University,
                                                                         from     1995     to
                                                                         December 1997.

INTERESTED
TRUSTEES:

*Robert S. Feidelson, 37,  11 Broadway   Trustee;       From Inception   Currently   Director                One          None
New York, NY  10004                      Chief          to present       and Chief  Executive
                                         Financial                       Officer of Stockback
                                         Officer and                     Holdings,      Inc.,
                                         Treasurer                       Manager           of
                                                                         Stockback,  LLC, and
                                                                         Sole    Manager   of
                                                                         Stockback   Capital,
                                                                         LLC;   Was  Managing
                                                                         Director  of  Lehman
                                                                         Brothers   Holdings,
                                                                         Inc.  from  1994  to
                                                                         1999.

*Charles Eric Peters, 35,  11 Broadway,  Trustee; Vice  From Inception   Currently   Director                 One          None
New York, NY  10004                      Vice President to present       and Chief  Operating
                                         and Secretary                   Officer of Stockback
                                                                         Holdings,      Inc.,
                                                                         Manager           of
                                                                         Stockback,  LLC; Was
                                                                         Director,      Saker
                                                                         Advisors Limited, an
                                                                         Investment
                                                                         Management
                                                                         Regulatory
                                                                         Organization     and
                                                                         Commodity    Futures
                                                                         Trading   Commission
                                                                         regulated investment
                                                                         adviser    in    the
                                                                         United Kingdom, from
                                                                         1998  to  1999;  Was
                                                                         Proprietary  Trader,
                                                                         Credit  Suisse First
                                                                         Boston in 1997;  Was
                                                                         Vice  President  and
                                                                         Proprietary  Trader,
                                                                         Lehman      Brothers
                                                                         Holdings, Inc., from
                                                                         1994 to 1997.

OFFICERS:

*Timothy C. Parrott, 35,  11 Broadway,   President      From July 2000   Currently   Director                One        None
17th Floor, New York, NY 10004  1                       to present       and   President   of
                                                                         Stockback  Holdings,
                                                                         Inc.,   Manager   of
                                                                         Stockback, LLC; Sole
                                                                         Manger of  Stockback
                                                                         Advisers,  LLC;  Was
                                                                         Managing Director of
                                                                         Saker       Advisors
                                                                         Limited,          an
                                                                         Investment
                                                                         Management
                                                                         Regulatory
                                                                         Organization     and
                                                                         Commodity    Futures
                                                                         Trading   Commission
                                                                         regulated investment
                                                                         adviser    in    the
                                                                         United Kingdom, from
                                                                         March  1999  to  May
                                                                         1999;      Executive
                                                                         Director and head of
                                                                         European  Hedge Fund
                                                                         Group,  from 1996 to
                                                                         1999.   Was   Senior
                                                                         Vice      President,
                                                                         Refco    Commodities
                                                                         Group,  from 1994 to
                                                                         1996.




--------

1 Timothy C. Parrott and Mason Slaine served as Trustees of the Fund from August
2000 to January 10, 2002.